Shareholder Report, Holdings (Details)	May 31, 2024
NEOS Enhanced Income 1-3 Month T-Bill ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
NEOS Enhanced Income 1-3 Month T-Bill ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
NEOS Enhanced Income 1-3 Month T-Bill ETF | Northern U.S. Government Select Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
NEOS Enhanced Income 1-3 Month T-Bill ETF | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
NEOS Enhanced Income Aggregate Bond ETF | Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
NEOS Enhanced Income Aggregate Bond ETF | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
NEOS Enhanced Income Aggregate Bond ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
NEOS Enhanced Income Aggregate Bond ETF | Northern U.S. Government Select Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
NEOS Enhanced Income Aggregate Bond ETF | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
NEOS Nasdaq-100® High Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
NEOS Nasdaq-100® High Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
NEOS Nasdaq-100® High Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
NEOS Nasdaq-100® High Income ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
NEOS Nasdaq-100® High Income ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
NEOS Nasdaq-100® High Income ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
NEOS Nasdaq-100® High Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
NEOS Nasdaq-100® High Income ETF | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
NEOS Nasdaq-100® High Income ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NEOS Nasdaq-100® High Income ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NEOS Nasdaq-100® High Income ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
NEOS Nasdaq-100® High Income ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
NEOS Nasdaq-100® High Income ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
NEOS Nasdaq-100® High Income ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
NEOS Nasdaq-100® High Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
NEOS Nasdaq-100® High Income ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
NEOS Nasdaq-100® High Income ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NEOS Nasdaq-100® High Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NEOS Nasdaq-100® High Income ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
NEOS Nasdaq-100® High Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
NEOS S&P 500® High Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NEOS S&P 500® High Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
NEOS S&P 500® High Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
NEOS S&P 500® High Income ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
NEOS S&P 500® High Income ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NEOS S&P 500® High Income ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NEOS S&P 500® High Income ETF | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
NEOS S&P 500® High Income ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NEOS S&P 500® High Income ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NEOS S&P 500® High Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NEOS S&P 500® High Income ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
NEOS S&P 500® High Income ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
NEOS S&P 500® High Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
NEOS S&P 500® High Income ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
NEOS S&P 500® High Income ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
NEOS S&P 500® High Income ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
NEOS S&P 500® High Income ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
NEOS S&P 500® High Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NEOS S&P 500® High Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
NEOS S&P 500® High Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%